Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 - Related Party Transactions

Notes Payable and Advances

In January 2013, we borrowed $250,000 from a stockholder under a secured convertible note payable that was due at the earliest of February 28, 2013, or upon completion of a $1,000,000 financing event.  The note accrued interest at the rate of 12% and was convertible at the lender’s option into common stock at 85% of the price of a future financing or $3.6056 per share.  The note and accrued interest were repaid using proceeds from a $260,000 convertible note payable in March 2013.  The note was secured by our intangible assets.

In March 2013, we borrowed $260,000 from a stockholder under a note payable that was due March 28, 2014, or earlier, upon completion of the Merger.  The note accrued interest at the rate of 12% and was convertible at the lender’s option into common stock at $0.75 per share.  The note was subsequently converted in April 2013 (see Note 11).  As the note was outstanding less than one month, no interest was due to the lender.

In March 2013, a stockholder advanced us a total of $411,000 for operating capital.  The advance did not bear interest and was due on demand.  In April 2013, the advance was converted into our common stock at $0.75 per share at the stockholder’s election (see Note 11).

In June 2013, we borrowed $100,000 from each of three individual stockholders under notes payable that were due December 31, 2013, or earlier, upon completion of the Merger.  The notes accrued interest at the rate of 8% and were convertible at the  holders’ option into our common stock at $0.75 per share. On July 1, 2013, $100,000 was converted into shares of common stock in the Merger-related private placement, and $200,025, including $25 of accrued interest, was repaid at the closing of the Merger.

Related party interest expense was $10,000 for the six months ended June 30, 2013. There was no related party interest expense for the three months ended June 30, 2013 or the three and six months ended June 30, 2014.

Note 13 -  Related Party Transactions

Notes Payable and Advances

In January 2013, we borrowed $250,000 from a stockholder under a secured convertible note payable that was due at the earliest of February 28, 2013, or upon completion of a $1,000,000 financing event.  The note accrued interest at the rate of 12% and was convertible at the lender’s option into common stock at 85% of the price of a future financing or $3.6056 per share.  The note and accrued interest were repaid using funds from the March 2013 $260,000 convertible note payable.  The note was secured by our intangible assets.

In March 2013, we borrowed $260,000 from a stockholder under a note payable that was due March 28, 2014, or earlier, upon completion of the merger.  The note accrued interest at the rate of 12% and was convertible at the lender’s option into common stock at $0.75 per share.  The note was subsequently converted in April 2013 as described in Note 10.  As the note was outstanding less than one month, no interest was due to the lender.

In March 2013, a stockholder advanced us a total of $411,000 for operating capital.  The advance did not bear interest and was due on demand.  In April 2013, the advances were converted into our common stock at $0.75 per share at the stockholders’ election, as described in Note 10.

In June 2013, we borrowed $100,000 from each of three individual stockholders under notes payable that were due December 31, 2013, or earlier, upon completion of the merger.  The notes accrued interest at the rate of 8% and are convertible at the lender’s option into common stock at $0.75 per share. On July 1, 2013, $100,000 was converted into shares of common stock in the merger-related private placement and $200,025, which included $25 of accrued interest, was repaid at the closing of the Merger.

There were a number of Parent debt instruments issued in 2012 with our significant shareholders, who are related parties.  All assets of the Parent were held as collateral as part of the debt instruments.  Under the terms of the Restructuring Agreement dated November 12, 2012, all debt was converted to equity and all collateral was released from encumbrance without recourse.

Predecessor recorded allocated related party interest expense related to the Parent’s debt of $1,031,000 for the period from January 1, 2012 through November 11, 2012 (Predecessor).  The allocation of interest expense was based on net loss of the Predecessor compared to the aggregate net income loss of the Parent.

Successor related party interest expense was $10,000 for the year ended December 31, 2013 and none for the period from November 12, 2012 through December 31, 2012.

Revenue

During 2013, we recorded $9,000 in revenue associated with providing engineering services to Professional Energy Solutions which is owned by our VP of Engineering.  Costs associated with these revenues totaled $6,000.